Debt (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
13. Debt

The table below summarizes the outstanding debt balance as of March 31, 2021 and December 31, 2020.

	As of
	March 31, 2021	December 31, 2020
Senior loan	$290,000	$340,259
Less debt issuance costs	(5,018)	(5,104)
Total debt	$284,982	$335,155

Maturities of debt for the next five years and thereafter are as follows:

Year Ending December 31,
Remainder of 2021	$2,175
2022	2,900
2023	2,900
2024	2,900
2025	2,900
Thereafter	276,225
Total	$290,000

Senior Loan

On January 2, 2014, the Company entered into a senior secured term loan facility (“Senior Loan”), which was subsequently amended through several debt modifications.

On February 24, 2021, the Company completed an amendment and extension of its Senior Loan to further extend the maturity (“Amended Credit Agreement”). Approximately $290.0 million of the aggregate principal amount of the Senior Loan was extended from a maturity date of March 29, 2025 (the “2025 Term Loans”) to a maturity date of February 24, 2028, (as extended, the “2028 Term Loans”). The 2028 Term Loans have an interest rate of 2.50% over the LIBOR, subject to a 0.50% LIBOR floor. The Company accounted for the amendments of its Senior Loan as a debt modification as the amendments were with the same lenders and the changes in terms did not cause the debt instruments to be considered “substantially different”.

Concurrently with the effectiveness of the Amended Credit Agreement, the Company made a voluntary prepayment on the Senior Loan in an aggregate principal amount of $50.3 million. As a result of the prepayment, the Company recorded an expense of $0.7 million related to the acceleration of deferred debt issuance costs, which is recorded within other income (expense) in the Condensed Consolidated Statements of Income. The Company capitalized $0.9 million of issuances costs related to payments to lenders in connection with the amendment and extension of its Senior Loan, which is recorded within debt in the Condensed Consolidated Statements of Financial Condition, and expensed $2.6 million of third-party costs related to the amendment which is recorded within general, administrative and other in the Condensed Consolidated Statements of Income.

Effective February 24, 2021, quarterly principal payments of $725 thousand are required to be made toward the 2028 Term Loans beginning June 30, 2021 (less any reduction for prior or future voluntary or mandatory prepayments of principal).

In addition to the scheduled principal repayments, the Company is required to offer to make prepayments of Consolidated Excess Cash Flow (“Cash Flow Payments”) no later than five days following the date the quarterly financial statements are due if the leverage ratio exceeds 2.50x. The Cash Flow Payments were calculated as defined in the Senior Loan agreement based on a percentage of calculated excess cash. During the three months ended March 31, 2021, the Company did not make any Cash Flow Payments.

As of March 31, 2021 and December 31, 2020, $290.0 million of 2028 Term Loans and $340.3 million of 2025 Term Loans were outstanding with weighted average interest rates of 3.81% and 3.98%, respectively.

Under the credit and guaranty agreement governing the terms of the Senior Loan, the Company must maintain certain leverage and interest coverage ratios. The credit and guaranty agreement also contains other covenants that, among other things, restrict the ability of the Company and its subsidiaries to incur debt and restrict the Company and its subsidiaries ability to merge or consolidate, or sell or convey all or substantially all of the Company’s assets. As of March 31, 2021 and December 31, 2020, the Company was in compliance with all covenants.

GCMH Equityholders and IntermediateCo have executed a pledge agreement (“Pledge Agreement”) and security agreement (“Security Agreement”) with the lenders of the Senior Loan. Under the Pledge Agreement, GCMH Equityholders and IntermediateCo have agreed to secure the obligations under the Senior Loan by pledging its interests in GCMH as collateral against the repayment of the senior secured notes, and GCMH has agreed to secure the obligations under the Senior Loan by granting a security interest in and continuing lien on the collateral described in the Security Agreement. The Pledge Agreement and Security Agreement will remain in effect until such time as all obligations relating to the Senior Loan have been fulfilled.

Credit Facility

Concurrent with the issuance of the Senior Loan, the Company entered into a $50 million revolving credit facility (“Credit Facility”). The Credit Facility matures on February 24, 2026 and carries an unused commitment fee that is paid quarterly.

There were no outstanding borrowings related to the Credit Facility as of each of March 31, 2021 and December 31, 2020.

Other

Certain subsidiaries of the Company agree to jointly and severally guarantee, as primary obligor and not merely as surety guarantee the obligations of their parent entity, GCMH.

Amortization of the deferred costs was approximately $0.3 million and $0.9 million for the three months ended March 31, 2021 and 2020, respectively, and is recorded within interest expense in the Condensed Consolidated Statements of Income.

The carrying value of the Senior Loan, excluding the unamortized debt issuance costs presented as a reduction to the principal balance, approximated the fair value as of March 31, 2021 and December 31, 2020. As the Senior Loan was not accounted for at fair value, it was not included in the Company’s fair value hierarchy in Note 7, however had it been included, it would have been classified in Level 2.

15. Debt

The table below summarizes the outstanding debt balance as of December 31, 2020 and 2019.

	As of December 31,
	2020	2019
Senior loan	$340,259	$431,454
Credit facility	—	25,000
Less debt issuance costs	(5,104)	(7,954)
Total debt	$335,155	$448,500

Maturities of debt for the next five years and thereafter are as follows:

Year Ended December 31,
2021	$—
2022	—
2023	—
2024	—
2025	340,259
Thereafter	—
Total	$340,259

Senior Loan

On January 2, 2014, the Company entered into a $460 million senior secured term loan facility (“Senior Loan”) due January 2, 2021, which was subsequently amended through a debt modification to extend approximately $281.6 million of aggregate principal amount of Senior Loan to a separate tranche with a maturity date of August 18, 2023 (the “2023 Term Loans”). The 2023 Term Loans had an interest rate for Eurodollar Rate Loans (“Euro Loans”) of 3% over LIBOR, subject to a 1.0% LIBOR floor. The remaining $133.0 million aggregate principal amount of original Senior Loan (“Initial Term Loans”) retained the same terms and maturity date.

On April 19, 2017, the Company completed another amendment to its Senior Loan primarily to prepay the outstanding $133.0 million of Initial Term Loans using available Partnership cash and through raising an incremental $90 million of 2023 Term Loans. Certain lenders were fully paid down and did not participate in the incremental 2023 Term Loans. The Company accounted for this portion of the prepayment as a debt extinguishment. The Company accounted for the amendment of the remaining portion of Initial Term Loans as debt modifications as the amendments were with the same lenders and the changes in terms did not cause the debt instruments to be considered “substantially different”.

On August 22, 2017, the Company amended its Senior Loan to raise an incremental $100.0 million of principal amount of 2023 Term Loans.

On March 29, 2018, the Company completed an amendment and extension of its Senior Loan to further extend the maturity. Approximately $466.2 million aggregate principal amount of Senior Loan was extended from a maturity date of August 18, 2023 to a maturity date of March 29, 2025, converting all of the outstanding 2023 Term Loans to “2025 Term Loans”. The 2025 Term Loans have an interest rate for Euro Loans of 2.75% over the LIBOR, subject to a 1.0% LIBOR floor. The Company accounted for the amendments of its Senior Loan as a debt modification as the amendments were with the same lenders and the changes in terms did not cause the debt instruments to be considered “substantially different”.

Effective August 22, 2017 through but not including March 31, 2018, quarterly principal payments of $1.2 million were required to be made toward the 2023 Term Loans. Effective March 29, 2018, quarterly principal payments of $1.2 million are required to be made toward the 2025 Term Loans beginning June 30, 2018 (less any reduction for prior or future voluntary or mandatory prepayments of principal).

For the year ended December 31, 2020, the Company offered lenders the sale proceeds from the Mosaic Transaction to make a prepayment on the principal of the outstanding Senior Loan in the amount of $91.2 million, which reduced the principal to $340.3 million as of December 31, 2020. As a result of the prepayment, the Company recorded an expense of $1.5 million related to the acceleration of deferred debt issuance costs, which is included within other income (expense) in the Consolidated Statements of Income.

In addition to the scheduled principal repayments, the Company was required to offer to make prepayments of Consolidated Excess Cash Flow (“Cash Flow Payments”) no later than five days following the date the quarterly financial statements are due if the leverage ratio exceeds 2.50x. The Cash Flow Payments were calculated as defined in the Senior Loan agreement based on a percentage of calculated excess cash. During the years ended December 31, 2019 and 2018, the Company made $7.3 million and $26.3 million, respectively, of Cash Flow Payments. As a result of the Cash Flow Payments made during the years ended December 31, 2019 and 2018, quarterly principal payments for the 2025 Term Loans were no longer required. As of December 31, 2020 and 2019, $340.3 million and $431.5 million of 2025 Term Loans were outstanding with weighted average interest rates of 3.98% and 4.45%, respectively.

Under the credit and guaranty agreement governing the terms of the Senior Loan, the Company must maintain certain leverage and interest coverage ratios. The credit and guaranty agreement also contains other covenants that, among other things, restrict the ability of the Company and its subsidiaries to incur debt and restrict the Company and its subsidiaries ability to merge or consolidate, or sell or convey all or substantially all of the Company’s assets. As of December 31, 2020 and 2019, the Company was in compliance with all covenants.

GCMH Equityholders and IntermediateCo have executed a pledge agreement (“Pledge Agreement”) and security agreement (“Security Agreement”) with the lenders of the Senior Loan. Under the Pledge Agreement, GCMH Equityholders and IntermediateCo have agreed to secure the obligations under the Senior Loan by pledging its interests in GCMH as collateral against the repayment of the senior secured notes, and GCMH has agreed to secure the obligations under the Senior Loan by granting a security interest in and continuing lien on the collateral described in the Security Agreement. The Pledge Agreement and Security Agreement will remain in effect until such time as all obligations relating to the Senior Loan have been fulfilled.

Credit Facility

Concurrent with the issuance of the Senior Loan, the Company entered into a $50 million revolving credit facility (“Credit Facility”), with a maturity of January 2, 2019 and interest rate based on a spread over LIBOR, which was subsequently extended to March 29, 2023 through a series of debt modifications. Additionally, the Credit Facility carries an unused commitment fee that is paid quarterly.

On November 23, 2020, the Company repaid amounts drawn on the Credit Facility, resulting in no outstanding borrowings as of December 31, 2020.

Other

Certain subsidiaries of the Company agree to jointly and severally guarantee, as primary obligor and not merely as surety guarantee the obligations of their parent entity, GCMH.

Amortization of the deferred costs of approximately $1.3 million, $1.6 million and $1.7 million for the years ended December 31, 2020, 2019 and 2018, respectively, is included within interest expense in the Consolidated Statements of Income.

Based in part on quotes received from the administrative agent of the Senior Loan, the Company’s management estimates the fair value of the Senior Loan is approximately $342.0 million and $436.3 million as of December 31, 2020 and 2019, respectively. The Senior Loan is classified as a Level 2 liability within the fair value hierarchy.